SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014
Prepaid Expenses and Other Current Assets
Costs associated with reverse merger and private placement offering	$ 237,636		$ 237,636
Statement [Line Items]
Collaboration and license revenues			50,714	67,167	266,039	49,281
Deferred collaboration revenue	0		0		25,714	40,705
Grant Revenue
Upfront payment					49,958
Grant revenues		66,609		133,037	182,997	16,836
Deferred grant revenue	0		0		0	33,122
Accounting for Preferred Stock Warrants
Change in fair market value of derivatives	3,019	(96)	3,679	168	(3,090)	(4,897)
Risk-free interest rate			1.62%	1.41%	1.75%	1.18%
Remaining term			4 years 11 months 16 days	5 years 11 months 16 days	5 years 7 days	6 years 7 days
Volatility rate			72.90%	74.50%	48.00%	48.00%
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Exercise price of warrants							$ 0.27
Stock-Based Compensation
Stock-based compensation expense	75,130	39,362	206,424	79,983	367,062	131,567
Unrecognized stock-based compensation	224,674		224,674		272,403
Unrecognized stock-based compensation, period for recognition			9 months 29 days		1 year 4 months 24 days
Celgene Corporation [Member]
Statement [Line Items]
Research support revenue						40,000
Sanofi [Member]
Statement [Line Items]
Research support revenue			50,000			50,000
Crucell [Member]
Statement [Line Items]
Research support revenue					12,500	50,000
Novartis [Member]
Statement [Line Items]
Research support revenue					$ 50,000